Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Summary of Significant Accounting Policies
1.   Summary of Significant Accounting Policies
Overview
The accompanying Consolidated Financial Statements include the accounts of Unity Bancorp, Inc. (the "Parent Company") and its wholly-owned subsidiary, Unity Bank (the "Bank" or when consolidated with the Parent Company, the "Company").  All significant intercompany balances and transactions have been eliminated in consolidation.
Unity Bancorp, Inc. is a bank holding company incorporated in New Jersey and registered under the Bank Holding Company Act of 1956, as amended.  Its wholly-owned subsidiary, the Bank, is chartered by the New Jersey Department of Banking and Insurance.   The Bank provides a full range of commercial and retail banking services through fifteen branch offices located in Hunterdon, Middlesex, Somerset, Union and Warren counties in New Jersey and Northampton County in Pennsylvania.  These services include the acceptance of demand, savings, and time deposits and the extension of consumer, real estate, Small Business Administration ("SBA") and other commercial credits.
Unity Bank has eight wholly-owned subsidiaries, Unity Investment Services, Inc., Unity Financial Services, Inc.,  AJB Residential Realty Enterprises, Inc.,  AJB Commercial Realty, Inc., MKCD Commercial, Inc., JAH Commercial, Inc., UB Commercial LLC, and ASBC Holdings LLC.  Unity Investment Services, Inc. is used to hold and administer part of the Bank's investment portfolio.  Unity Financial Services, Inc. sells third party investments such as insurance and annuities.  The other subsidiaries hold, administer and maintain the Bank's other real estate owned ("OREO") properties.
The Company has two wholly-owned statutory trust subsidiaries.  See details in Note 10 to the Consolidated Financial Statements.

Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Amounts requiring the use of significant estimates include the allowance for loan losses, valuation of deferred tax and servicing assets, the carrying value of loans held for sale and other real estate owned, the determination of other-than-temporary impairment for securities and fair value disclosures.  Actual results could differ from those estimates.

Reclassifications
Certain reclassifications have been made to the prior year to conform to the current year presentation, with no impact on prior year earnings.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, federal funds sold and interest-bearing deposits.

Securities
The Company classifies its securities into two categories, available for sale and held to maturity.
Securities that are classified as available for sale are stated at fair value.  Unrealized gains and losses on securities available for sale are excluded from results of operations and are reported as other comprehensive income, a separate component of shareholders' equity, net of taxes.  Securities classified as available for sale include securities that may be sold in response to changes in interest rates, changes in prepayment risks or for asset/liability management purposes.  The cost of securities sold is determined on a specific identification basis.  Gains and losses on sales of securities are recognized in the Consolidated Statements of Income on the date of sale.
Securities are classified as held to maturity based on management's intent and ability to hold them to maturity.  Such securities are stated at cost, adjusted for unamortized purchase premiums and discounts using the level yield method.
If transfers between the available for sale and held to maturity portfolios occur, they are accounted for at fair value and  unrealized holding gains and losses are accounted for at the date of transfer.  For securities transferred to available for sale from held to maturity, unrealized gains or losses as of the date of the transfer are recognized in other comprehensive income (loss), a separate component of shareholders' equity.  For securities transferred into the held to maturity portfolio from the available for sale portfolio, unrealized gains or losses as of the date of transfer continue to be reported in other comprehensive income (loss), and are amortized over the remaining life of the security as an adjustment to its yield, consistent with amortization of the premium or accretion of the discount.
The Company has a process in place to identify debt securities for impairment that is other-than-temporary.  This process involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.  Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concern warrants such evaluation.  This evaluation considers relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security is other-than-temporary.  Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for fixed maturity securities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value.
Management assesses their intent to sell or whether it is more likely than not that they will be required to sell a security before recovery of its amortized cost basis less any current period credit losses.  For debt securities that are considered other-than-temporarily impaired with no intent to sell and no requirement to sell prior to recovery of the amortized cost basis, the amount of the impairment is separated into the amount that is credit related (credit loss component) and the amount due to all other factors.  The credit loss component is recognized in earnings and is the difference between the security's amortized cost basis and the present value of its expected future cash flows.  The remaining difference between the security's fair value and the present value of future expected cash flows is due to factors that are not credit related and is recognized in other comprehensive income (loss).
 The present value of expected future cash flows is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security.  The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security.  The asset-backed securities cash flow estimates are based on bond specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees.  The corporate bond cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using bond specific facts and circumstances including timing, security interests and loss severity.
For additional information on securities, see Note 4 to the Consolidated Financial Statements.

Loans Held To Maturity and Loans Held For Sale
Loans held to maturity are stated at the unpaid principal balance, net of unearned discounts and net of deferred loan origination fees and costs.  Loan origination fees, net of direct loan origination costs, are deferred and are recognized over the estimated life of the related loans as an adjustment to the loan yield utilizing the level yield method.
Interest is credited to operations primarily based upon the principal amount outstanding.  When management believes there is sufficient doubt as to the ultimate ability to collect interest on a loan, interest accruals are discontinued and all past due interest, previously recognized as income, is reversed and charged against current period earnings.  Payments received on nonaccrual loans are applied as principal.  Loans are returned to an accrual status when the ability to collect is reasonably assured and when the loan is brought current as to principal and interest.
Loans are reported as past due when either interest or principal is unpaid in the following circumstances: fixed payment loans when the borrower is in arrears for two or more monthly payments; open-end credit for two or more billing cycles; and single payment notes if interest or principal remains unpaid for 30 days or more.
Loans are charged off when collection is sufficiently questionable and when the Company can no longer justify maintaining the loan as an asset on the balance sheet. Loans qualify for charge-off when, after thorough analysis, all possible sources of repayment are insufficient.  These include: 1) potential future cash flows, 2) value of collateral, and/or 3) strength of co-makers and guarantors.  All unsecured loans are charged off upon the establishment of the loan's nonaccrual status.  Additionally, all loans classified as a loss or that portion of the loan classified as a loss is charged off.  All loan charge-offs are approved by the Board of Directors.
Nonperforming loans consist of loans that are not accruing interest (nonaccrual loans) as a result of principal or interest being in default for a period of 90 days or more or when the ability to collect principal and interest according to the contractual terms is in doubt.  When a loan is classified as nonaccrual, interest accruals discontinue and all past due interest previously recognized as income is reversed and charged against current period income.  Generally, until the loan becomes current, any payments received from the borrower are applied to outstanding principal until such time as management determines that the financial condition of the borrower and other factors merit recognition of a portion of such payments as interest income.
The Company evaluates its loans for impairment.  A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  The Company has defined impaired loans to be all troubled debt restructurings ("TDRs") and nonperforming loans.  Impairment is evaluated in total for smaller-balance loans of a similar nature (consumer and residential mortgage loans), and on an individual basis for other loans.  TDRs occur when a creditor, for economic or legal reasons related to a debtor's financial condition, grants a concession to the debtor that it would not otherwise consider.  These concessions typically include reductions in interest rate, extending the maturity of a loan, or a combination of both.  Interest income on accruing TDRs is credited to operations primarily based upon the principal amount outstanding, as stated in the paragraphs above.  Management evaluates for any possible impairment using either the discounted cash flows method, where the value of the loan is based on the present value of expected cash flows, discounted at the contractual interest rate of the original loan agreement, or by using the fair value of the collateral less selling costs.  If the measure of the impaired loan is less than the recorded investment in the loan, the Company establishes a valuation allowance, or adjusts existing valuation allowances, with a corresponding charge or credit to the provision for loan losses.
Loans held for sale are SBA loans and are reflected at the lower of aggregate cost or market value.  The net amount of loan origination fees on loans sold is included in the carrying value and in the gain or loss on the sale.
The Company originates loans to customers under an SBA program that historically has provided for SBA guarantees of up to 90 percent of each loan.  The Company generally sells the guaranteed portion of its SBA loans to a third party and retains the servicing, holding the nonguaranteed portion in its portfolio.  When sales of SBA loans occur, the premium received on the sale and the present value of future cash flows of the servicing assets are recognized in income.
Serviced loans sold to others are not included in the accompanying Consolidated Balance Sheets.  Income and fees collected for loan servicing are credited to noninterest income when earned, net of amortization on the related servicing assets.
For additional information on loans, see Note 5 to the Consolidated Financial Statements.

Servicing Assets
Servicing assets represent the estimated fair value of retained servicing rights at the time loans are sold.  Servicing assets are expensed in proportion to, and over the period of, estimated net servicing revenues.  Impairment is evaluated based on stratifying the underlying financial assets by date of origination and term.  Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.  Any impairment, if temporary, would be reported as a valuation allowance.
For additional information on servicing assets, see Note 5 to the Consolidated Financial Statements.

Allowance for Loan Losses and Unfunded Loan Commitments
The allowance for loan losses is maintained at a level management considers adequate to provide for probable loan losses as of the balance sheet date.  The allowance is increased by provisions charged to expense and is reduced by net charge-offs.
The level of the allowance is based on management's evaluation of probable losses in the loan portfolio, after consideration of prevailing economic conditions in the Company's market area, the volume and composition of the loan portfolio, and historical loan loss experience.  The allowance for loan losses consists of specific reserves for individually impaired credits and troubled debt restructurings, reserves for nonimpaired loans based on historical loss factors and reserves based on general economic factors and other qualitative risk factors such as changes in delinquency trends, industry concentrations or local/national economic trends.   This risk assessment process is performed at least quarterly, and, as adjustments become necessary, they are realized in the periods in which they become known.
Although management attempts to maintain the allowance at a level deemed adequate to provide for probable losses, future additions to the allowance may be necessary based upon certain factors including changes in market conditions and underlying collateral values.  In addition, various regulatory agencies periodically review the adequacy of the Company's allowance for loan losses.  These agencies may require the Company to make additional provisions based on their judgments about information available to them at the time of their examination.
The Company maintains an allowance for unfunded loan commitments that is maintained at a level that management believes is adequate to absorb estimated probable losses.  Adjustments are made through other expenses and applied to the allowance which is maintained in other liabilities.
For additional information on the allowance for loan losses, see Note 6 to the Consolidated Financial Statements.

Premises and Equipment
Land is carried at cost.  Buildings and equipment are stated at cost less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of the assets, not to exceed 30 years.  For additional information on premises and equipment, see Note 7 to the Consolidated Financial Statements.

Bank Owned Life Insurance
The Company purchased life insurance policies on certain members of management.  Bank owned life insurance ("BOLI") is recorded at its cash surrender value or the amount that can be realized.  In December 2004, the Company purchased $5.0 million of BOLI.  An additional $2.5 million was purchased in January 2010 to help offset the rising costs of employee benefits.

Federal Home Loan Bank Stock
Federal law requires a member institution of the Federal Home Loan Bank ("FHLB") system to hold stock of its district FHLB according to a predetermined formula.  The stock is carried at cost.  Management reviews the stock for impairment based on the ultimate recoverability of the cost basis in the stock.  The stock's value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines.  Management considers such criteria as the significance of the decline in net assets, if any, of the FHLB, the length of time this situation has persisted, commitments by the FHLB to make payments required by law or regulation, the impact of legislative and regulatory changes on the customer base of the FHLB and the liquidity position of the FHLB.

Other Real Estate Owned
Other real estate owned is recorded at the fair value, less estimated costs to sell, at the date of acquisition, with a charge to the allowance for loan losses for any excess of the loan carrying value over such amount.  Subsequently, other real estate owned is carried at the lower of cost or fair value, as determined by current appraisals, less estimated selling costs.  Certain costs incurred in preparing properties for sale are capitalized to the extent that the appraisal amount exceeds the carry value, and expenses of holding foreclosed properties are charged to operations as incurred.
The Company requires current real estate appraisals on all loans that become OREO or in-substance foreclosure.  Prior to each balance sheet date, the Company values OREO based upon a third party appraisal, original appraisal, broker's price opinion, drive by appraisal, automated valuation model, updated market evaluation, or a combination of these methods.  The amount is discounted for the decline in market real estate values (for original appraisals), for any known damage or repair costs, and for selling and closing costs.  The amount of the discount is dependent upon the method used to determine the original value.  When applying the discount, the Company takes into consideration when the appraisal was performed, the collateral's location, the type of collateral, any known damage to the property and the type of business.  Subsequent to receiving the third party results, the Company discounts the value 6 to 10 percent for selling and closing costs.

Treasury Stock
Treasury stock is accounted for under the cost method and accordingly is presented as a reduction in shareholders' equity.  The Company retired approximately 425 shares of Treasury stock in 2011.

Derivative Instruments and Hedging Activities
The Company uses derivative instruments, such as interest rate swaps, to manage interest rate risk.  The Company recognizes all derivative instruments at fair value as either assets or liabilities in other assets or other liabilities.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship.  For derivatives not designated as an accounting hedge, the gain or loss is recognized in trading noninterest income.  As of December 31, 2011, all of the Company's derivative instruments qualified as hedging instruments.
For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based on the exposure being hedged, as a fair value hedge, a cash flow hedge or a hedge of a net investment in a foreign operation.  The Company does not have any fair value hedges or hedges of foreign operations.
The Company formally documents the relationship between the hedging instruments and hedged item, as well as the risk management objective and strategy before undertaking a hedge.  To qualify for hedge accounting, the derivatives and hedged items must be designated as a hedge.  For hedging relationships in which effectiveness is measured, the Company formally assesses, both at inception and on an ongoing basis, if the derivatives are highly effective in offsetting changes in fair values or cash flows of the hedged item.  If it is determined that the derivative instrument is not highly effective as a hedge, hedge accounting is discontinued.For derivatives that are designated as cash flow hedges, the effective portion of the gain or loss on derivatives is reported as a component of other comprehensive income (loss) and subsequently reclassified in interest income in the same period during which the hedged transaction affects earnings.  As a result, the change in fair value of any ineffective portion of the hedging derivative is recognized immediately in earnings.
The Company will discontinue hedge accounting when it is determined that the derivative is no longer qualifying as an effective hedge; the derivative expires or is sold, terminated or exercised; or the derivative is de-designated as a fair value or cash flow hedge or it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period.  If the Company determines that the derivative no longer qualifies as a cash flow or fair value hedge and therefore hedge accounting is discontinued, the derivative will continue to be recorded on the balance sheet at its fair value with changes in fair value included in current earnings.
For additional information on derivative instruments, see Note 12 to the Consolidated Financial Statements.

Income Taxes
The Company follows Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 740, "Income Taxes," which prescribes a threshold for the financial statement recognition of income taxes and provides criteria for the measurement of tax positions taken or expected to be taken in a tax return.  ASC 740 also includes guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition of income taxes.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  Deferred tax assets and liabilities are measured using the enacted tax rates applicable to taxable income for the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation reserves are established against certain deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.  Increases or decreases in the valuation reserve are charged or credited to the income tax provision.
When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that ultimately would be sustained.  The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any.  The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions.  Tax positions that meet the more likely than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.  The portion of benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.
Interest and penalties associated with unrecognized tax benefits are recognized in income tax expense on the income statement.
For additional information on income taxes, see Note 16 to the Consolidated Financial Statements.

Net Income Per Share
Basic net income (loss) per common share is calculated as net income available (loss attributable) to common shareholders divided by the weighted average common shares outstanding during the reporting period.  Net income available (loss attributable) to common shareholders is calculated as net income (loss) less accrued dividends and discount accretion related to preferred stock.
Diluted net income (loss) per common share is computed similarly to that of basic net income (loss) per common share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if all potentially dilutive common shares, principally stock options, were issued during the reporting period utilizing the Treasury stock method.  However, when a net loss rather than net income is recognized, diluted earnings per share equals basic earnings per share.
For additional information on income per share, see Note 17 to the Consolidated Financial Statements.

Stock-Based Compensation
The Company accounts for its stock-based compensation awards in accordance with FASB ASC Topic 718, "Compensation – Stock Compensation", which requires recognition of compensation expense related to stock-based compensation awards over the period during which an employee is required to provide service for the award.  Compensation expense is equal to the fair value of the award, net of estimated forfeitures, and is recognized over the vesting period of such awards.
For additional information on the Company's stock-based compensation, see Note 19 to the Consolidated Financial Statements.

Fair Value
The Company follows FASB ASC Topic 820, "Fair Value Measurement and Disclosures," which provides a framework for measuring fair value under generally accepted accounting principles. For additional information on the fair value of the Company's financial instruments, see Note 20 to the Consolidated Financial Statements.

Other Comprehensive Income (Loss)
Other comprehensive income (loss) consists of the change in unrealized gains (losses) on securities available for sale and derivatives designated as cash flow hedges that were reported as a component of shareholders' equity, net of tax.  For additional information on other comprehensive income, see Note 22 to the Consolidated Financial Statements.

Transfers of Financial Assets
Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising
The Company expenses the costs of advertising in the period incurred.

Dividend Restrictions
Banking regulations require maintaining certain capital levels that may limit the dividends paid by our bank to our holding company or by our holding company to our shareholders.  In addition, the Company's participation in the U.S. Department of Treasury's Capital Purchase Program places restrictions on increased dividend declarations.

Operating Segments
While management monitors the revenue streams of its various products and services, operating results and financial performance are evaluated on a company-wide basis.  The Company's management uses consolidated results to make operating and strategic decisions.  Accordingly, there is only one reportable segment.

Recent Accounting Pronouncements
In September 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-08, "Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment."  This ASU will allow companies to use a qualitative approach to test goodwill for impairment.  An entity is permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350.  The more likely than not threshold is defined as having a likelihood of more than 50 percent.  The amendments are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The amendment is not expected to impact the Company's financial condition, results of operations or cash flows.
In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income."  This ASU will require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements.  It eliminates the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity.  The standard does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income.  This standard was to be effective for interim and annual periods beginning after December 15, 2011, but was deferred by the FASB in October 2011.  This standard impacts presentation only and will have no effect on the Company's financial condition, results of operations or cash flows, because the Company currently presents the components of net income and other comprehensive income in two consecutive statements.
In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS", which is intended to result in convergence between U.S. GAAP and International Financial Reporting Standards ("IFRS") requirements for measurement of and disclosures about fair value.  The amendments are not expected to have a significant impact on companies applying U.S. GAAP.  Key provisions of the amendment include: a prohibition on grouping financial instruments for purposes of determining fair value, except when an entity manages market and credit risks on the basis of the entity's net exposure to the group; an extension of the prohibition against the use of a blockage factor to all fair value measurements (that prohibition currently applies only to financial instruments with quoted prices in active markets); and a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements.  In addition, for items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed.  This ASU is effective for interim and annual periods beginning after December 15, 2011.  The adoption of this ASU is not expected to have a significant impact on the Company's fair value measurements, financial condition, results of operations or cash flows.
In April 2011, the FASB issued ASU No. 2011-03, "Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements", which amends the sale accounting requirement concerning a transferor's ability to repurchase transferred financial assets even in the event of default by the transferee, which typically is facilitated in a repurchase agreement by the presence of a collateral maintenance provision.  Specifically, the level of cash collateral received by a transferor will no longer be relevant in determining whether a repurchase agreement constitutes a sale.  As a result of this amendment, more repurchase agreements will be treated as secured financings rather than sales.  This ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.  Because essentially all repurchase agreements entered into by the Company have historically been deemed to constitute secured financing transactions, this amendment is expected to have no impact on the Company's characterization of such transactions and therefore is not expected to have any impact on the Company's financial condition, results of operations or cash flows.
In April 2011, the FASB issued ASU No. 2011-02, "Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring", which clarifies the FASB's views on the conditions under which a loan modification should be deemed to be a troubled debt restructuring and could result in the determination that more loan modifications meet that definition.  Loans which constitute troubled debt restructurings are considered impaired when calculating the allowance for loan losses and are subject to additional disclosures pursuant to ASU No. 2010-20, "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses", which became effective concurrent with ASU No. 2011-02.  The Company reviewed the loan modifications it made in light of this guidance, and determined that this amendment did not result in any change to the characterization of the Company's current loan modification programs.  The Company adopted this amendment effective September 30, 2011 and the required disclosures are included in the Company's Annual Report on Form 10-K, as applicable to all loan modifications occurring on or after January 1, 2011.  The amendment did not impact the Company's financial condition, results of operations or cash flows.